	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24F-2

1.	Name and address of Issuer:
	BBH Trust
	140 Broadway
	New York, New York 10005

2.	The name of each series or class of funds for which this Form is
	being filed (If the Form is being filed for all series and classes of
	securities of the issuer, check the box but do not list series or
	classes): [ x ]
	BBH Trust

3.	Investment Company Act File Number: 811-21829
	Securities Act File Number: 333-129342

4(a).	Last day of fiscal year for which this notice is filed:
	June 30, 2011

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90
	calendar days after the end of the issuer's fiscal year). (See
	Instruction A.2)

	Note: If Form is being filed late, interest must be paid on
	the registration fee due.

4(c).	[] Check the box if this is the last time the issuer will be filing
	this Form.

5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(F):
	BBH Trust	5,322,464,102

	(ii) Aggregate price of securities redeemed or
	repurchased during the fiscal year:
	BBH Trust	5,312,002,132

	(iii) Aggregate price of securities redeemed or
	repurchased during any prior fiscal year
	ending no earlier than October 11, 1995 that
	were not previously used to reduce
	registration fee payable to the Commission: As of
	June 30, 2011
	BBH Trust	260,218,716

	(iv) Total available redemption credits
	[add Items 5(ii) and 5(iii)]:
	BBH Trust	5,572,220,848

	(v) Net sales - if Item 5(i) is greater
	than Item 5(iv)[subtract Item 5(iv)
	from Item 5(i)]:
	Net Trust	0

	(vi) Redemption credits available for use
	in future years - if Item 5(i) is less
	than Item 5(iv)[subtract Item
	5(iv) from Item 5(i):
	Net Trust	(249,756,746)

	(vii) Multiplier for determining registration fee
	(See Instruction C.9) x .00011610	0.00011610
	*Rate Effective December 31, 2010

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)
	(enter "0" if no fee is due):

	Total Registration Fee Due	0.00

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of
	securities that were registered under the Securities Act of 1933 pursuant
	to rule 24e-2 as in effect before [effective date of rescission of rule
	24e-2], then report the amount of securities (number of shares or other
	units deducted here: _____ . If there is a number of shares or other units
	that were registered pursuant to rule 24e-2 remaining unsold at the end of
	the fiscal year for which this form is filed that are available for use by
	the issuer in future fiscal years, then state that number here: _____.	-

7.	Interest due - if this Form is being filed more than 90 days after the
	end of the issuer's fiscal year (see Instruction D):	0.00

8.	Total of the amount of the registration fee due plus any interest due
	[line 5(viii) plus line 7]:
	Total Registration Fee Due + Line 7 Interest due	0.00

9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:

	Method of Delivery:

	[x] Wire Transfer
	[ ] Mail or other means

	SIGNATURES

	This report has been signed below by the following persons on behalf of the
	issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*
	Charles Schreiber, Senior Vice President

	Date:
	August 18, 2011

No Fee Due.